PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.8%
Asset-Backed Securities 18.8%
Collateralized Loan Obligations 18.7%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class BR3, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.557%(c)	10/27/38		16,000	$16,031,509
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.807(c)	07/22/37		10,000	10,035,846

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.784(c)	01/20/38		10,000	10,023,916
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.555(c)	07/15/30		12,970	12,966,885
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.376(c)	04/15/35	EUR	3,750	4,327,075
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2023-03A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.565(c)	10/24/38		11,200	11,227,561
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	03/31/38		6,000	6,012,151
Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.615(c)	04/24/34		20,000	20,021,948
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.705(c)	07/15/37		11,500	11,534,564
Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.508(c)	01/27/36		18,250	18,285,237
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.908(c)	04/25/37		5,600	5,618,197

CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		16,000	15,987,862
CIFC European Funding CLO DAC (Ireland), Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.509(c)	01/15/34	EUR	2,000	2,320,072
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.632(c)	07/17/37		9,650	9,697,504
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	01/20/35		12,400	12,368,922
Davis Park CLO Ltd., Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	07/20/38		4,500	4,511,660
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.905(c)	10/15/37		8,125	8,146,485
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.505(c)	07/15/34		2,500	2,497,313
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	6.962(c)	10/14/35		10,000	10,024,267
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.834(c)	10/20/37		9,275	9,319,363

Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.967(c)	07/25/38		18,600	18,632,234
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.150(c)	04/26/31		39	39,107
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.059(c)	04/28/37		13,500	13,542,479
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.805(c)	04/15/35		12,500	12,521,646
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.005(c)	04/15/37		4,000	4,014,376

Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.804(c)	04/18/37		11,000	11,024,146
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	5.946(c)	07/15/31		9,250	9,238,904
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.984(c)	07/20/37		7,650	7,656,683
Ocean Trails CLO Ltd. (United Kingdom), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.405(c)	01/15/37		4,250	4,252,360
Octagon Investment Partners Ltd. (Cayman Islands), Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.705(c)	07/15/37		8,100	8,120,258
Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.705(c)	10/31/37		7,600	7,626,187

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.134%(c)	04/20/37		5,000	$5,005,266
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.684(c)	01/20/38		10,550	10,554,428
PPM CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.144(c)	04/16/37		3,250	3,251,540
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class B1R, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.834(c)	03/20/38		20,000	20,030,282
Regatta Funding Ltd. (Cayman Islands), Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.655(c)	09/06/37		13,500	13,535,331
Signal Peak CLO Ltd. (Cayman Islands), Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.620(c)	01/21/38		9,185	9,191,880
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.334(c)	01/20/37		17,200	17,212,928
Sound Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.470(c)	10/25/34		1,500	1,478,281
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,921,356
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.684(c)	01/20/38		12,150	12,190,899
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.634(c)	01/20/36		12,000	12,031,470

Trimaran CAVU Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.681(c)	03/18/38		10,000	10,025,138
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	5.793(c)	10/17/32		8,650	8,645,484
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.356(c)	07/15/31		1,500	1,501,022
					427,202,022
Other 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		981	1,033,362

Total Asset-Backed Securities (cost $426,018,277)					428,235,384
Commercial Mortgage-Backed Securities 1.3%
BX Commercial Mortgage Trust, Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	6.893(c)	12/15/38		12,755	12,731,105
BX Trust, Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.959(c)	02/15/35		4,750	4,747,033
NYC Commercial Mortgage Trust, Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.400(c)	02/15/42		2,350	2,338,174
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		9,830	10,376,501

Total Commercial Mortgage-Backed Securities (cost $29,904,632)					30,192,813
Corporate Bonds 13.2%
Airlines 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30		375	361,058
Sr. Unsec’d. Notes, 144A	7.875	05/01/27		3,575	3,601,812
					3,962,870

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 10.4%
Bank of America Corp.,
Jr. Sub. Notes	6.250%(ff)	07/26/30(oo)	13,855	$13,995,577
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	3,190	3,307,423

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes(a)	7.350(ff)	04/27/85	31,000	32,019,850
Citigroup, Inc.,
Jr. Sub. Notes, Series CC(a)	7.125(ff)	08/15/29(oo)	9,870	10,099,257
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	10,295	10,377,514
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	15,435	15,744,670
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	5,685	5,807,194
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	17,983	17,899,796
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series R	7.560(ff)	02/10/26(oo)	9,444	9,464,594
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	14,000	13,797,483
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	13,458	13,219,913

JPMorgan Chase & Co., Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.730(c)	01/01/26(oo)	23,015	23,048,531
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	6.350(ff)	11/24/84	12,750	12,542,813
Jr. Sub. Notes	6.500(ff)	11/24/85	10,250	10,140,203

Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	2,725	2,803,344
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	17,830	17,937,560
Jr. Sub. Notes	7.250(ff)	07/31/84	19,005	19,931,494

U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	5,813	5,642,078
				237,779,294
Chemicals 0.0%
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	75	48,451
Commercial Services 0.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,521	1,519,660
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	392,610
				1,912,270
Diversified Financial Services 0.2%
Nomura Holdings, Inc. (Japan), Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	4,295	4,392,367
Electric 0.6%
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	7,470,224
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,338,862
				12,809,086

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625%	04/01/30		835	$791,612
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A(a)	4.875	02/15/30		4,200	3,899,364
					4,690,976
Housewares 0.0%
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		2,550	876,640
Internet 0.2%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27		200	196,542
Sr. Unsec’d. Notes, 144A	5.625	09/15/28		200	196,018

United Group BV (Slovenia), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 4.250%)	4.250(c)	02/01/29	EUR	4,000	4,657,082
					5,049,642
Media 0.3%
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		200	111,018
Gtd. Notes, 144A	4.125	12/01/30		200	114,320
Gtd. Notes, 144A	5.375	02/01/28		475	343,804
Gtd. Notes, 144A	5.500	04/15/27		200	172,527
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		700	249,717
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,157	757,127
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		200	74,047
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		400	336,281
Gtd. Notes(x)	7.375	07/01/28		350	326,175
Gtd. Notes(x)	7.750	07/01/26		1,000	978,537

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		2,800	2,926,228
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30		167	85,940
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33		200	208,201
					6,683,922
Oil & Gas 0.2%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32		3,750	3,530,337
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		568	559,054
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		681	670,865
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		568	559,054
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		170	167,716
					5,487,026
Oil & Gas Services 0.1%
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30		1,385	1,378,253

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.2%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000%(ff)	09/30/29(oo)	4,820	$4,096,678
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	770	736,326
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	1,001,825
				1,738,151
Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	7,519	6,629,378
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,223,643
				7,853,021
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	1,320	1,228,365
Telecommunications 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	149	15
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	197	—
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31	1,000	882,386
Sec’d. Notes, 144A	4.875	06/15/29	150	143,470
				1,025,871

Total Corporate Bonds (cost $297,938,560)				301,012,883
Floating Rate and Other Loans 61.9%
Advertising 0.3%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.260%	9.262(c)	02/15/29	7,009	6,675,908
Aerospace & Defense 0.8%
Azorra Soar Finance Ltd. (Cayman Islands), New Term B Loan, 3 Month SOFR + 2.750%	6.788(c)	10/18/29	4,562	4,584,452
Pac Dac LLC, Initial Term Loan, 3 Month SOFR + 3.250%	7.108(c)	10/28/30	4,750	4,684,687
Propulsion BC Finco Sarl (Spain), Term Loan	—(p)	12/01/32	1,550	1,548,063
Transdigm, Inc.,
New Tranche Term K Loan, 3 Month SOFR + 2.250%	6.252(c)	03/22/30	1,827	1,828,779
Tranche Term M Loan, 3 Month SOFR + 2.500%	6.502(c)	08/19/32	6,175	6,186,578
				18,832,559
Agriculture 0.3%
Alltech, Inc., Term B-2 Loan, 1 Month SOFR + 4.364%	8.280(c)	08/13/30	7,493	7,534,700

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Airlines 0.4%
American Airlines, Inc., Repriced Term Loan, 3 Month SOFR + 2.250%	6.134%(c)	04/20/28		4,896	$4,891,659
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735(c)	04/01/31		5,168	5,206,559
					10,098,218
Auto Parts & Equipment 1.7%
American Axle & Manufacturing, Inc., Tranche Term C Loan	—(p)	12/31/32		3,225	3,227,016
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.666(c)	01/28/32		12,400	12,392,250
Constellation Automotive Group Ltd. (United Kingdom), Facility B (EUR) Commitment, 6 Month EURIBOR + 6.250%^	8.210(c)	04/03/31	EUR	2,500	2,908,127
First Brands Group LLC, 2021 Second Lien Term Loan	13.070(cc)	03/30/28(d)		11,122	111,218
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.774(c)	11/17/28		9,731	9,489,943
Term B Loan, 3 Month SOFR + 5.100%	9.045(c)	11/17/28		10,113	9,879,601
					38,008,155
Beverages 0.3%
Brewco Borrower LLC, Super Priority Term Loan, 3 Month SOFR + 7.000%^	10.822(c)	09/30/30		1,236	1,050,601
Pegasus Bidco Bv (Netherlands), 2025-1 Dollar Term Loan, 3 Month SOFR + 2.750%	6.602(c)	07/12/29		4,925	4,923,745
					5,974,346
Building Materials 1.6%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.166(c)	07/08/30		4,775	4,542,219
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	9.584(c)	08/01/28		5,417	4,338,471
Covia Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.706(c)	02/26/32		5,237	5,223,783
EMRLD Borrower LP, Initial Term B Loan, 3 Month SOFR + 2.250%	6.072(c)	05/31/30		8,165	8,164,024
HP PHRG Borrower LLC, Closing Date Term Loan, 3 Month SOFR + 4.000%	8.002(c)	02/20/32		4,289	4,203,465
Husky Holdings LLC, Term Loan	—(p)	02/15/29		1,025	1,028,844
Quikrete Holdings, Inc.,
2029 Term B Loan, 1 Month SOFR + 2.250%	6.166(c)	03/19/29		2,836	2,837,749
New Tranche Term B-1 Loan, 1 Month SOFR + 2.250%	6.166(c)	04/14/31		4,975	4,983,643

Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%	9.030(c)	10/12/28		2,388	2,244,995
					37,567,193
Chemicals 3.5%
A-AP Buyer, Inc., Initial Term Loan, 3 Month SOFR + 2.750%^	6.752(c)	09/09/31		3,821	3,821,125
Chemours Company (The), Tranche B-4 USD Term Loan, 1 Month SOFR + 3.500%	7.416(c)	10/15/32		5,325	5,131,969
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD, 3 Month SOFR + 4.512%	8.371(c)	12/31/27		3,707	3,494,043
First Lien Facility B, 3 Month SOFR + 0.362%	11.121(c)	12/31/27		5,343	3,758,516
Second Lien Facility B, 3 Month SOFR + 7.262%	11.221(c)	12/31/27		7,242	389,260

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)

Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.513%(c)	08/18/28	6,175	$5,310,349
Ineos US Finance LLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.166(c)	02/18/30	5,850	4,840,852
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	7.766(c)	03/14/30	2,542	1,985,547
New Term B Loan, 1 Month SOFR + 4.350%	8.266(c)	04/02/29	4,432	3,384,798

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.690(c)	06/28/28	5,426	5,236,342
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loan	12.000(cc)	01/03/29(d)	6,859	137,188
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 6 Month SOFR + 3.250%	7.036(c)	04/03/28	6,628	6,599,999
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.162(c)	04/03/28	3,066	3,050,364

Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term Loan, 3 Month SOFR + 3.000%	6.870(c)	10/09/31	2,239	2,236,885
Qnity Electronics, Inc., Term B Loan, 6 Month SOFR + 2.000%	5.698(c)	11/01/32	4,125	4,135,312
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 3 Month SOFR + 3.000%	7.197(c)	01/31/29	5,143	5,147,641
SCIL USA Holdings LLC, Facility B-2, 6 Month SOFR + 4.000%^	7.788(c)	10/31/32	5,150	5,156,437
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	12/16/31	9,803	8,560,847
Tronox Finance LLC, 2024 Term B Loan, 1 Month SOFR + 2.500%	6.473(c)	09/30/31	2,605	1,914,467
Venator Finance Sarl,
Initial First Out Term Loan^	13.894(cc)	12/31/25(d)	3,147	2,359,921
Term Loan^	13.905(cc)	10/12/28(d)	4,486	89,720

Venator Materials LLC, First Out Term B Loan^	14.002(cc)	07/16/26(d)	3,164	2,372,856
				79,114,438
Commercial Services 6.0%
Albion Financing 3 Sarl (United Kingdom), 2025-A Refinancing USD Term Loan, 3 Month SOFR + 3.000%	6.868(c)	05/21/31	5,293	5,313,249
Allied Universal Holdco LLC, Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.350%	7.266(c)	08/20/32	12,450	12,494,135
Belfor Holdings, Inc., Tranche Term B-5 Loan, 1 Month SOFR + 2.750%	6.666(c)	11/01/30	4,911	4,916,947
Boost Newco Borrower LLC, Term B-2 Loan, 3 Month SOFR + 2.000%	6.002(c)	01/31/31	12,175	12,180,858
Catawba Nation Gaming Authority, Initial Term B Loan, 1 Month SOFR + 4.750%	8.666(c)	03/28/32	5,815	5,836,806
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.530(c)	06/02/28	4,410	4,400,443
Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	8.002(c)	04/09/31	7,322	7,248,713
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.502(c)	01/31/31	1,308	1,198,038
EAB Global, Inc., Term Loan, 1 Month SOFR + 3.000%	6.916(c)	08/16/30	4,512	4,192,052
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.500%	6.416(c)	06/02/31	7,006	6,990,437
Ingenovis Health, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.250%^	8.334(c)	03/06/28	12,150	3,644,956
Jupiter Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.250%	8.252(c)	11/01/31	5,779	5,807,581

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Kuehg Corp., Term Loan, 3 Month SOFR + 2.750%	6.752%(c)	06/12/30	4,742	$4,481,943
Latham Pool Products, Inc., Initial Term Loan, 3 Month SOFR + 4.150%	7.972(c)	02/23/29	3,680	3,651,904
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.916(c)	05/04/28	3,966	3,974,860
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30	3,283	3,279,974
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30	6,522	6,195,948

Neon Maple Purchaser, Inc., First Amend Tranche Term B-1 Loan	6.416(cc)	11/17/31	4,305	4,304,700
NorthAB LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.502(c)	11/24/28	8,048	7,739,782
Omnia Partners LLC, Amendment No. 3 Term Loan, 3 Month SOFR + 2.500%	6.359(c)	07/25/30	4,641	4,659,933
Ryan LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.416(c)	11/05/32	7,146	7,118,930
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.016(c)	11/02/27	4,619	4,520,387
Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	8.002(c)	11/30/30	5,344	5,291,017
VT Topco, Inc., Second Amendment Term Loan, 1 Month SOFR + 3.000%	6.965(c)	08/09/30	8,216	8,090,879
				137,534,472
Computers 3.1%
Amentum Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.166(c)	09/29/31	4,894	4,900,102
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752(c)	06/30/32	11,100	10,897,425
Fortress Intermediate 3, Inc., 2025 Term B Loan, 1 Month SOFR + 3.000%	7.006(c)	06/27/31	7,146	7,110,270
Indy US Bidco LLC, 2025 Term Loan, 1 Month SOFR + 2.500%	5.166(c)	10/31/30	8,326	8,315,822
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.916(c)	03/01/29	8,365	7,707,591
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	7.026(c)	04/16/29	475	475,742
Ping Identity Corp., Initial Term Loan, 3 Month SOFR + 2.750%	6.591(c)	11/13/32	5,825	5,846,844
Sandisk Corp., Term B Loan, 3 Month SOFR + 3.000%	6.857(c)	02/20/32	5,592	5,612,845
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%^	7.572(c)	10/03/31	5,975	5,915,126
Tempo Acquisition LLC, Term B Loan, 1 Month SOFR + 1.750%	5.666(c)	08/31/28	4,100	3,962,904
VeriFone Systems, Inc., 2025-1 Refinancing Term Loan, 3 Month SOFR + 5.512%	9.352(c)	08/18/28	10,509	9,931,460
				70,676,131
Consumer Services 0.4%
Parfums De Marly, Term Loan, 3 Month SOFR + 5.250%^	9.122(c)	09/01/28	4,665	4,618,350
University Support Services LLC (Grenada), Initial Term Loan, 1 Month SOFR + 2.750%	6.666(c)	02/10/29	4,860	4,753,915
				9,372,265

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Cosmetics/Personal Care 0.3%
Rainbow UK Bidco Ltd. (Luxembourg), Facility B-3 Loan, SONIA + 4.500%	8.488%(c)	02/23/29	GBP	5,775	$7,612,513
Distribution/Wholesale 1.4%
AIP RD Buyer Corp., Term B Loan (First Lien), 1 Month SOFR + 4.000%	7.886(c)	12/23/30		1,908	1,912,403
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	7.002(c)	06/20/31		9,178	9,031,707
Pearls Netherlands Bidco BV (Netherlands), Term B Loan (USD), 3 Month SOFR + 3.250%	7.090(c)	02/26/29		1,746	1,594,332
Protective Industrial Products, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	7.916(c)	05/21/32		5,175	5,126,484
Quimper AB (Sweden), Term B Loan, 6 Month EURIBOR + 3.750%	5.859(c)	03/15/30	EUR	4,500	5,258,560
Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.666(c)	08/01/30		8,801	8,789,943
					31,713,429
Diversified Financial Services 1.9%
Dechra Finance US, Facility B-1 Loan, 6 Month SOFR + 3.250%	7.447(c)	01/27/32		3,409	3,425,914
EP Wealth Advisors LLC, Closing Date Term Loan, 3 Month SOFR + 3.000%	6.894(c)	10/18/32		2,100	2,097,375
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.416(c)	09/15/31		10,266	10,266,331
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	6.709(c)	03/18/30		13,130	13,160,179
Jefferies Finance LLC, Initial Term Loan 2024, 1 Month SOFR + 2.750%	6.709(c)	10/21/31		6,064	5,995,533
VFH Parent LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	6.416(c)	06/21/31		4,636	4,644,786
Virtus Investment Partners, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.166(c)	09/27/32		3,400	3,402,125
					42,992,243
Electric 0.5%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 3.750%	7.752(c)	05/01/31		5,513	5,533,773
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.502(c)	07/20/28		1,357	1,329,747
Talen Energy Supply LLC, 2025 First Lien Term B Loan	—(p)	10/31/32		3,500	3,500,000
					10,363,520
Electronics 0.2%
Lsf12 Crown US Commercial Bidco LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.484(c)	12/02/31		1,096	1,095,779
Minimax Viking GmbH - MX Holdings US, Inc., Senior Facility B (USD) Loan, 1 Month SOFR + 2.000%	5.916(c)	03/17/32		3,032	3,043,759
Pinnacle Buyer LLC, Term Loan, 3 Month SOFR + 2.500%	6.485(c)	10/01/32		1,027	1,030,416
					5,169,954
Energy-Alternate Sources 0.1%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.864%	6.780(c)	03/24/28		2,122	2,123,798

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Engineering & Construction 0.9%
Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	6.916%(c)	05/17/28	6,578	$6,611,092
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.750%	6.605(c)	07/01/31	1,069	1,073,407
Initial Term Loan, 1 Month SOFR + 2.500%	6.416(c)	07/01/31	5,107	5,127,221

Michael Baker International LLC, Term B Loan First Lien, 3 Month SOFR + 4.000%	7.840(c)	12/01/28	4,854	4,856,963
Red SPV LLC (United Kingdom), Initial Term Loan, 1 Month SOFR + 2.250%	6.210(c)	03/15/32	3,436	3,436,375
				21,105,058
Entertainment 2.8%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	9.652(c)	02/10/27	11,535	7,987,924
Allwyn Entertainment Financing (US) LLC, Term B Loan	—(p)	11/30/32	8,175	7,888,875
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	6.166(c)	02/06/31	2,832	2,800,016
Term B Loan, 1 Month SOFR + 2.250%	6.166(c)	02/06/30	6,471	6,393,406

Cinemark USA, Inc., Term Loan, 3 Month SOFR + 2.250%	6.209(c)	05/24/30	1,260	1,261,326
Crown Finance US, Inc. (United Kingdom), Term B Loan, 1 Month SOFR + 4.500%	8.484(c)	12/02/31	7,756	7,745,868
ECL Entertainment LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	6.916(c)	08/30/30	1,920	1,910,228
Entain PLC (United Kingdom), Facility B-6, 3 Month SOFR + 2.250%	6.252(c)	10/31/29	2,866	2,849,572
Flutter Entertainment PLC (Ireland),
2024 Term B Loan, 3 Month SOFR + 1.750%	5.752(c)	11/30/30	5,355	5,322,900
Third Incremental Term B Loan, 3 Month SOFR + 2.000%	6.002(c)	06/04/32	2,120	2,111,739

Hershend Entertainment Co LLC, Term B Loan, 1 Month SOFR + 3.250%	7.166(c)	05/27/32	2,344	2,354,381
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 8.500%^	15.750(c)	06/05/28(d)	3,198	2,878,247
Second Out Term Loan, 3 Month SOFR + 7.500%^	11.781(c)	06/05/28(d)	7,574	8

Motion Finco LLC (United Kingdom), Facility B-3, 3 Month SOFR + 3.500%	7.502(c)	11/12/29	2,125	1,808,906
Voyager Parent LLC, First Lien Term B Loan, 3 Month SOFR + 4.750%	8.752(c)	07/01/32	10,375	10,373,558
				63,686,954
Environmental Control 2.1%
Action Environmental Group, Inc. (The), 2025 Term B Loan, 3 Month SOFR + 3.250%	7.252(c)	10/24/30	10,339	10,326,088
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.671(c)	03/03/32	7,600	7,609,500
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 1 Month SOFR + 3.750%	7.701(c)	10/17/30	6,848	6,848,184
Madison Iaq LLC, 2025 Repriced Incremental Term Loan, 3 Month SOFR + 2.750%	6.637(c)	11/08/32	7,738	7,768,976
Mip V Waste Holdings LLC, Tranche Term B-2 Loan, 3 Month SOFR + 2.750%^	6.590(c)	08/20/32	2,442	2,451,323
Reworld Holding Corp.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	6.210(c)	11/30/28	1,814	1,815,994
2024 Refinancing Term C-1 Loan, 1 Month SOFR + 2.250%	6.210(c)	11/30/28	105	105,164
Term B Loan, 1 Month SOFR + 2.250%	6.201(c)	11/30/28	4,928	4,928,418
Term C Loan, 1 Month SOFR + 2.250%	6.201(c)	11/30/28	272	272,024

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Environmental Control (cont’d.)

Tidal Waste & Recycling Holdings LLC, Term B Loan, 3 Month SOFR + 3.000%	7.002%(c)	10/24/31	2,081	$2,083,101
WIN Waste Innovations Holdings, Inc., New Term B-2 Loan, 1 Month SOFR + 3.364%	7.280(c)	03/24/28	3,965	3,979,931
				48,188,703
Food Service 0.3%
Gategroup Finance (Switzerland), Senior Facility B (USD) Loan, 1 Month SOFR + 4.250%	8.234(c)	06/10/32	7,067	7,062,782
Foods 0.5%
Froneri International Ltd.,
Facility B-4, 6 Month SOFR + 2.000%	6.197(c)	09/30/31	4,169	4,148,404
Facility B-6, 3 Month SOFR + 2.500%	6.372(c)	08/02/32	2,400	2,400,187

Nourish Buyer I, Inc., Initial Term Loan, 1 Month SOFR + 4.500%^	8.459(c)	07/08/32	6,000	5,985,000
				12,533,591
Forest Products & Paper 0.3%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31	6,164	6,041,114
Hand/Machine Tools 0.3%
Alliance Laundry Systems, Initial Term B Loan, 1 Month SOFR + 2.250%	6.138(c)	08/19/31	2,825	2,828,169
Madison Safety & Flow LLC, 2025-B Incremental Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	09/26/31	2,874	2,884,762
				5,712,931
Healthcare 0.5%
Envision Healthcare Operating, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 6.500%	10.416(c)	06/25/30	10,921	10,955,315
Healthcare & Pharmaceuticals 0.1%
Loire Finco Luxembourg Sarl (Luxembourg), Additional Facility USD, 1 Month SOFR + 4.000%	7.916(c)	01/21/30	3,184	3,186,672
Healthcare-Products 0.6%
Bausch & Lomb Corp., Third Amendment Term Loan, 1 Month SOFR + 4.250%	8.166(c)	01/15/31	3,990	4,001,639
Medline Borrower LP, 2030 Refinancing Term Loan, 1 Month SOFR + 2.000%	5.916(c)	10/23/30	5,933	5,938,038
QuidelOrtho Corp./QDEL, Term B Loan, 3 Month SOFR + 4.000%	8.002(c)	08/20/32	3,700	3,679,187
				13,618,864
Healthcare-Services 2.6%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.350%	8.190(c)	02/15/29	7,193	5,408,420
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1 Month SOFR + 4.250%	8.207(c)	02/11/28	4,866	4,846,743
Examworks Bidco, Inc., Initial Term Loan, 1 Month SOFR + 2.500%	6.416(c)	11/01/28	4,677	4,694,874
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.682(c)	05/16/31	6,736	6,749,553

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Services (cont’d.)
Phoenix Guarantor, Inc., Tranche Term B-5 Loan, 1 Month SOFR + 2.500%	6.416%(c)	02/21/31	7,815	$7,845,067
Sound Inpatient Physicians Holdings LLC, Tranche Term B Loan, 3 Month SOFR + 5.262%^	9.263(c)	06/28/28	6,340	6,070,587
Sound Inpatient Physicians, Inc.,
Tranche Term A Loan, 3 Month SOFR + 6.762%	10.763(c)	06/28/28	3,424	3,543,943
Tranche Term C Loan, 3 Month SOFR + 7.012%^	11.013(c)	06/28/29	7,460	6,676,372

Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.512%	8.352(c)	11/20/26	16,499	14,255,512
				60,091,071
Holding Companies-Diversified 0.6%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30	14,209	14,074,167
Home Furnishings 0.5%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.266(c)	06/29/28	11,561	10,804,485
Housewares 0.3%
Hunter Douglas Holding BV (Netherlands), Tranche Term B-1 Loan, 3 Month SOFR + 3.250%	7.127(c)	01/17/32	5,583	5,585,604
SWF Holdings I Corp., Tranche Term A-1 Loan, 1 Month SOFR + 4.500%	8.416(c)	12/18/29	1,564	1,552,554
				7,138,158
Insurance 2.3%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.916(c)	11/06/30	12,337	12,314,151
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.166(c)	06/20/32	1,985	1,982,556

AmWINS Group, Inc., Initial Term Loan, 3 Month SOFR + 2.250%	6.252(c)	01/30/32	1,970	1,974,307
Asurion LLC,
New Term B-04 Loan, 1 Month SOFR + 5.364%	9.280(c)	01/20/29	7,660	7,160,436
New Term B-10 Loan, 1 Month SOFR + 4.100%	8.016(c)	08/19/28	10,721	10,694,589
New Term B-11 Loan, 1 Month SOFR + 4.350%	8.266(c)	08/21/28	1,073	1,070,355

Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 2.750%	6.666(c)	06/13/31	7,140	7,159,853
Howden Gropu Holdings Ltd. (United Kingdom), 2024-2 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.416(c)	04/18/30	647	648,604
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 1 Month SOFR + 2.500%	6.416(c)	07/31/31	8,441	8,448,272
				51,453,123
Internet 0.9%
Denali Intermediate Holdings, Inc.,
Revolver Loan, 1 Month SOFR + 5.500%^	9.448(c)	05/31/32	34	33,571
Term Loan, 1 Month SOFR + 5.500%^	9.416(c)	08/26/32	6,787	6,769,792

Diamond Sports Net LLC, First Lien Exit Term Loan	15.000(cc)	01/02/28	1,745	1,035,496
MH Sub I LLC,
2023 May New Term Loan, 3 Month SOFR + 4.250%	8.252(c)	05/03/28	10,448	9,437,965
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.166(c)	12/31/31	4,214	3,426,352
				20,703,176

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Investment Companies 0.5%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	6.666%(c)	07/30/31		4,813	$4,840,950
BCP VI Summit Holdings LP, Initial Term Loan, 1 Month SOFR + 3.000%	6.984(c)	01/30/32		599	601,493
Deep Blue Operating I LLC, Initial Term Loan, 1 Month SOFR + 2.750%	6.734(c)	10/01/32		3,475	3,483,687
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month SOFR + 6.250% (Cap N/A , Floor 0.000%)^	6.250(c)	10/31/29		2,237	3,129,035
					12,055,165
Leisure Time 1.8%
Arcis Golf LLC, Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	6.666(c)	11/24/28		2,439	2,446,170
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.250%	6.166(c)	12/13/29		1,652	1,655,725
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.000%^	8.916(c)	07/10/32		4,014	3,981,456
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	8.016(c)	12/01/28		7,462	6,716,189
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	8,325	9,490,865
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	6.916(c)	05/01/31		4,021	4,033,997
Recess Holdings, Inc., Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	7.615(c)	02/20/30		7,087	7,110,302
SGH2 LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%	8.508(c)	08/18/32		4,950	4,956,187
					40,390,891
Lodging 0.2%
Fertitta Entertainment LLC, Initial B Term Loan, 1 Month SOFR + 3.250%	7.166(c)	01/27/29		5,579	5,570,483
Machinery-Diversified 1.9%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.476(c)	03/15/30		5,682	5,696,378
Engineered Machinery Holdings, Inc.,
Delayed Draw Term Loan	—(p)	11/22/32		484	486,214
Term Loan	—(p)	11/26/32		3,308	3,324,574

Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	9.858(c)	12/21/29		6,841	6,926,060
Hyster-Yale Group, Inc., Facility Term B Loan, 1 Month SOFR + 3.614%	7.530(c)	05/26/28		2,627	2,548,000
Pro Mach, Amendment No. 6 Term Loan, 1 Month SOFR + 2.750%	6.666(c)	10/16/32		6,075	6,101,584
TK Elevator Midco GmbH (Germany), (USD) Term B Loan, 6 Month SOFR + 3.000%	7.114(c)	04/30/30		13,287	13,359,489
Victory Buyer LLC, Initial Term Loan, 1 Month SOFR + 3.864%	7.780(c)	11/19/28		5,618	5,624,688
					44,066,987
Media 1.1%
Nexstar Media, Inc., Term B-5 Loan, 1 Month SOFR + 2.500%	6.416(c)	06/28/32		4,040	4,046,727
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	4.515(c)	09/25/29		8,055	5,900,078

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
Radiate Holdco LLC, (cont’d.)
Term Loan	— %(p)	06/26/29	500	$494,375
Term Loan	—(p)	06/26/29	1,500	1,483,125
Sinclair Television Group, Inc.,
Term B-6 Loan, 3 Month SOFR + 3.562%	7.402(c)	12/31/29	279	251,785
Term B-7 Loan, 1 Month SOFR + 4.200%	8.116(c)	12/31/30	2,769	2,491,796

Sunrise HoldCo III BV, Facility AAA1, 3 Month SOFR + 2.500%	6.426(c)	02/15/32	2,775	2,775,000
Univision Communications, Inc., Initial First Lien Term Loan, 1 Month SOFR + 3.364%	7.280(c)	01/31/29	2,619	2,586,329
Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.275%	7.052(c)	03/31/31	5,895	5,779,310
				25,808,525
Metal Fabricate/Hardware 1.3%
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.416(c)	08/16/29	5,797	5,824,655
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.502(c)	04/23/30	1,194	1,204,949
Initial Term Loan, 3 Month SOFR + 6.500%^	10.502(c)	04/23/30	7,456	7,524,826

Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.335(c)	10/12/28	7,245	7,254,195
Tiger Acquisition LLC, Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.451(c)	08/23/32	2,968	2,976,836
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	9.976(c)	03/01/30	4,479	4,411,678
				29,197,139
Mining 0.2%
Arsenal Aic Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	6.666(c)	08/18/30	3,604	3,606,048
Miscellaneous Manufacturing 0.4%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.530(c)	11/30/28	5,267	5,240,919
Plastipak Holdings, Inc., Tranche Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	09/10/32	3,925	3,922,547
				9,163,466
Oil & Gas 0.2%
Apro LLC, Initial Term Loan, 3 Month SOFR + 3.750%	7.677(c)	07/09/31	4,757	4,733,080
Packaging & Containers 2.1%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	6.916(c)	03/22/29	3,687	3,695,155
Clydesdale Acquisition Holdings, Inc.,
2025 Incremental Closing Date Term B Loan, 1 Month SOFR + 3.250%	7.166(c)	04/01/32	7,209	7,159,866
Term B Loan, 1 Month SOFR + 3.175%	7.091(c)	04/13/29	5,139	5,118,355

Owens-Brockway Glass Container, Inc., Tranche Term B-1 Loan, 3 Month SOFR + 3.000%	6.838(c)	09/30/32	3,500	3,505,835
Plaze, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	7.530(c)	08/03/26	7,115	6,593,096
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 4.000%	7.916(c)	02/01/29	4,329	4,348,698

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)

Ring Container Technologies Group LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.416%(c)	09/15/32	3,372	$3,367,150
Secure Acquisition, Inc., Closing Date Term Loan, 3 Month SOFR + 3.750%	7.752(c)	12/15/28	5,573	5,605,358
Supplyone, Inc., Term B Loan, 1 Month SOFR + 3.500%	7.416(c)	04/19/31	1,625	1,623,879
Trident TPI Holdings, Inc., Tranche Term B-7 Loan, 3 Month SOFR + 3.750%	7.752(c)	09/15/28	6,361	6,139,679
				47,157,071
Pharmaceuticals 1.5%
Amneal Pharmaceuticals LLC, Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.416(c)	08/02/32	8,775	8,862,750
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	8.102(c)	10/01/27	15,575	15,407,076
Sharp Services LLC, Tranche Term E Loan, 3 Month SOFR + 3.000%^	6.990(c)	09/29/32	6,701	6,725,881
VetStrategy Canada Holdings, Inc. (Canada), Incremental Term B-12 Loan, 3 Month SOFR + 3.750%	7.752(c)	12/12/28	4,054	4,069,106
				35,064,813
Pipelines 0.6%
Colossus Acquireco LLC, Term B Loan, 1 Month SOFR + 1.750%	5.878(c)	07/30/32	4,600	4,580,832
CPPIB OVM Member US LLC, Initial Term Loan, 3 Month SOFR + 2.500%	6.502(c)	08/20/31	4,627	4,636,123
FR BR Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.250%^	8.185(c)	10/31/30	3,725	3,725,000
				12,941,955
Private Equity 0.2%
HarbourVest Partners LP, New Term B Loan, 3 Month SOFR + 2.250%^	6.252(c)	04/18/30	4,574	4,596,697
Real Estate 0.2%
Greystar Real Estate Partners LLC, Term B-3 Loan, 3 Month SOFR + 2.500%^	6.322(c)	08/21/30	5,104	5,104,109
Real Estate Investment Trusts (REITs) 2.3%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.209(c)	06/13/30	2,269	2,274,986
Blackstone Mortgage Trust, Inc.,
Term B Loan	—(p)	12/31/32	4,600	4,594,250
Term B-4 Loan, 1 Month SOFR + 2.500%	6.416(c)	05/09/29	5,806	5,828,020

Brookfield Properties Retail Holding LLC, 2025 Replacement Term Loan, 1 Month SOFR + 3.500%	7.416(c)	05/28/30	29,540	29,696,424
Starwood Property Mortgage LLC,
Incremental Term B-2 Loan, 1 Month SOFR + 2.250%	6.166(c)	09/24/32	4,025	4,040,094
Term B-5 Loan, 1 Month SOFR + 2.000%^	5.916(c)	01/02/30	6,017	6,002,142
				52,435,916
Retail 2.0%
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	7.125(c)	11/01/31	5,643	4,951,732
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	7.125(c)	06/29/29	2,880	2,600,188

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.166%(c)	01/23/32	8,972	$8,977,289
Johnstone Supply LLC, Term B Loan, 1 Month SOFR + 2.500%	6.451(c)	06/09/31	2,981	2,989,261
LBM Acquisition LLC,
Amendment No. 4 Incremental Term Loan, 1 Month SOFR + 5.000%	8.960(c)	06/06/31	2,750	2,719,063
Incremental Term Loan, 1 Month SOFR + 3.850%	7.810(c)	06/06/31	2,487	2,339,887
Peer Holding III BV (Netherlands),
Term B-4 Loan, 3 Month SOFR + 2.500%	6.502(c)	10/26/30	1,638	1,643,672
Term B-5 Loan, 3 Month SOFR + 2.500%	6.502(c)	07/01/31	5,930	5,943,163

PrimeSource/Park River Holdings, 2025 First Lien Term B Loan, 3 Month SOFR + 4.500%	8.485(c)	03/15/31	5,321	5,335,927
Raising Canes Restaurants LLC, First Amendment New Term Loan, 1 Month SOFR + 2.000%	5.984(c)	11/03/32	3,650	3,647,263
Rough Country LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.530(c)	07/28/28	1,755	1,734,699
White Cap Supply Holdings LLC, Tranche Term C Loan, 1 Month SOFR + 3.250%	7.215(c)	10/19/29	2,135	2,140,053
				45,022,197
Semiconductors 0.2%
Altar Bidco, Inc., Initial Term Loan, 12 Month SOFR + 3.100%	6.783(c)	02/01/29	3,963	3,906,938
Software 3.3%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	6.666(c)	02/15/29	11,942	11,910,095
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.822(c)	07/30/31	5,529	5,505,463
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	6.666(c)	01/31/31	3,138	3,086,380
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	10.016(c)	10/08/29	3,320	2,954,800
Term Loan, 1 Month SOFR + 3.850%	7.766(c)	10/08/28	5,234	4,934,523

Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	6.734(c)	05/01/31	4,460	4,281,217
Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 2.250%	6.166(c)	10/30/30	4,130	4,130,000
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.416(c)	01/30/32	9,317	9,160,872
HireRight Holdings Corp., 2025 Replacement Term Loan, 1 Month SOFR + 3.250%	7.166(c)	09/27/30	4,666	4,029,121
Inmar, Inc., 2025 First Lien Term Loan, 3 Month SOFR + 4.500%	8.440(c)	10/30/31	7,470	7,385,620
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.280(c)	07/14/28	2,939	2,343,634
Veeam Software/VS Buyer, 2025 Repriced First Lien Term B Loan, 1 Month SOFR + 2.250%	6.090(c)	04/14/31	3,875	3,838,672
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.416(c)	12/21/29	5,028	4,776,173
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1 Month SOFR + 2.750%	6.666(c)	09/28/29	6,992	6,910,717
				75,247,287
Storage/Warehousing 0.3%
Rockpoint Gas Storage Partners LP (Canada), Amendment No. 2 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.343(c)	09/18/31	6,265	6,284,735

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 2.1%
Aventiv Technologies,
Bridge Loan, 3 Month SOFR + 10.262%	14.265%(c)	03/25/26(d)	352	$369,284
Second Out Term Loan, 3 Month SOFR + 7.762%^	11.763(c)	03/25/26(d)	277	276,677

Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.416(c)	09/27/29	960	953,396
Crown Subsea Communications Holding, Inc., 2025 Term Loan, 1 Month SOFR + 3.500%	7.416(c)	01/30/31	7,596	7,641,795
Iridium Satellite LLC, Term B-4 Loan, 1 Month SOFR + 2.250%	6.166(c)	09/20/30	2,790	2,659,799
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.166(c)	03/29/32	8,800	8,819,254
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/29	5,014	4,982,268
Term B-2 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/30	8,437	8,384,625

Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	9.620(c)	08/01/29	1,923	1,407,348
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%	7.506(c)	10/30/31	8,772	8,731,740
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.030(c)	10/24/29	809	750,031
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	2,746	1,888,075

Zayo Group Holdings, Inc., Dollar Term Loan, 1 Month SOFR + 3.114%	7.030(c)	03/11/30	1,322	1,245,867
				48,110,159
Toys/Games/Hobbies 0.2%
J&J Ventures Gaming LLC, Initial Term Loan, 1 Month SOFR + 5.000%^	8.916(c)	04/26/30	2,500	2,479,167
Maverick Gaming LLC, Initial Roll-Up DIP Loan, 1 Month SOFR + 12.500%^	16.416(c)	06/23/26	1,056	951,375
Runitonetime LLC, New Money DIP Loan, 1 Month SOFR + 12.500%^	16.416(c)	04/16/26	522	466,694
				3,897,236
Transportation 0.9%
Beacon Mobility Corp.,
Delayed Draw Term Loan, 3 Month SOFR + 3.250%	7.252(c)	08/06/30	149	149,569
Term Loan, 3 Month SOFR + 3.250%	7.252(c)	08/06/30	1,781	1,789,929
First Student Bidco, Inc.,
Initial Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	08/15/30	6,792	6,802,310
New Term C Loan, 1 Month SOFR + 2.500%	6.416(c)	08/15/30	1,243	1,244,782

Pods LLC, Term Loan, 1 Month SOFR + 3.114%	7.030(c)	03/31/28	2,344	2,294,576
Savage Enterprises LLC, Term B Loan, 1 Month SOFR + 2.500%	6.506(c)	08/04/32	7,481	7,492,158
				19,773,324

Total Floating Rate and Other Loans (cost $1,460,001,051)				1,411,854,227
Residential Mortgage-Backed Securities 0.8%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.572(c)	05/25/33	4,288	4,334,961
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.375(c)	03/29/27	7,805	7,881,324

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.125%(c)	09/27/28	6,974	$7,054,071

Total Residential Mortgage-Backed Securities (cost $19,066,781)				19,270,356
U.S. Treasury Obligations(k) 0.7%
U.S. Treasury Bonds(h)	4.625	11/15/44	9,405	9,415,287
U.S. Treasury Notes	3.500	09/30/26	4,050	4,043,830
U.S. Treasury Notes	4.125	01/31/27	425	427,473
U.S. Treasury Notes	4.250	11/30/26	600	603,469
U.S. Treasury Notes	4.250	12/31/26	2,600	2,616,758

Total U.S. Treasury Obligations (cost $17,290,591)				17,106,817

	Shares
Affiliated Exchange-Traded Funds 0.4%
PGIM Active High Yield Bond ETF	225,000	8,006,625

PGIM Floating Rate Income ETF	1,597	79,618

Total Affiliated Exchange-Traded Funds (cost $7,927,820)(wa)		8,086,243
Common Stocks 1.1%
Chemicals 0.0%
Venator Materials PLC*^(x)	10,549	1
Food Products 0.0%
TopCo Units Equity*^	27,892	3
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*(x)	20,453	3,208,749
Health Care Providers & Services 0.2%
Sound Physicians Holdings LLC (Class A Stock)*^(x)	10,144,042	3,276,525
Sound Physicians Holdings LLC (Class A2 Stock)*^(x)	454,115	454,115
		3,730,640
Interactive Media & Services 0.1%
Diamond Sports Group LLC*(x)	244,231	936,138
IT Services 0.0%
ConvergeOne Holdings, Inc.*	200,211	750,791
Oil, Gas & Consumable Fuels 0.7%
Expand Energy Corp.	22,789	2,778,663
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	8,021	533,396
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	182,367	12,127,405
Heritage Power LLC, Litigation Trust Interests*^	209,883	104,942
		15,544,406
Software 0.0%
Campfire Topco Ltd. (Jersey)*^	4,988,976	579
Mitel Networks International Ltd. (Canada)*^	125,642	1,256
		1,835

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	172,298	$339,018
Xplore, Inc. (Canada), CVR*^	11,734	1
		339,019

Total Common Stocks (cost $17,287,796)		24,511,582
Preferred Stocks 0.6%
Banks 0.0%
JPMorgan Chase & Co., 4.200%, Maturing 09/01/26	7,318	133,554
JPMorgan Chase & Co., 4.625%, Maturing 06/01/26	8,038	159,233
		292,787
Capital Markets 0.5%
Eagle Point Credit Co., Inc., 7.750%, Maturing 06/30/30	126,346	3,191,310
Eagle Point Credit Co., Inc., 8.000%, Maturing 01/31/29	30,058	757,717
OFS Capital Corp., 7.500%, Maturing 07/31/28	56,000	1,428,560
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29	36,949	926,681
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	119,875	3,013,658
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29(a)	97,015	2,430,216
		11,748,142
Electronic Equipment, Instruments & Components 0.1%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	488	488,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	17,997	221,712

Total Preferred Stocks (cost $12,432,866)		12,750,641

	Units
Warrants* 0.0%
Entertainment 0.0%
Falcon’s Beyond Global, Inc., expiring 12/31/79^	156,835	16
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	456,793	4

Total Warrants (cost $16)		20

Total Long-Term Investments (cost $2,287,868,390)		2,253,020,966

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Short-Term Investments 0.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wa)	4,808,553	$4,808,553
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $13,660,721; includes $13,623,406 of cash collateral for securities on loan)(b)(wa)	13,671,371	13,661,801

Total Short-Term Investments (cost $18,469,274)		18,470,354

TOTAL INVESTMENTS 99.6% (cost $2,306,337,664)		2,271,491,320
Other assets in excess of liabilities(z) 0.4%		9,270,282

Net Assets 100.0%		$2,280,761,602

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DIP—Debtor-In-Possession
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $137,980,426 and 6.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,346,347; cash collateral of $13,623,406 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$639,450	$936,138	0.1%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	4	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	15	15	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	20	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	63,840	221,712	0.0
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	156,000	336,281	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	152,250	326,175	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	01/29/21	1,085,000	978,537	0.1
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23	2,856,000	2,926,228	0.1
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	492,880	488,000	0.0
Ferrellgas Partners LP (Class B Stock)*	07/26/24	4,274,677	3,208,749	0.1
Sound Physicians Holdings LLC(Class A Stock)*^	05/31/24-06/28/24	1,014	3,276,525	0.2
Sound Physicians Holdings LLC(Class A2 Stock)*^	05/31/24	449,574	454,115	0.0
Venator Materials PLC*^	05/15/23-10/19/23	7,130,913	1	0.0
Total		$17,301,633	$13,152,480	0.6%
(z) Includes net unrealized appreciation/(depreciation)  and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aegion Corp., 2025 Incremental DDTL Commitment, 1.000%, Maturity Date 05/17/28 (cost $302,615)	305	$306,721	$4,106	$—
Beacon Mobility Corp., Delayed Draw Term Loan, —%(p), Maturity Date 08/06/30 (cost $94,472)	95	95,626	1,154	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $258,096)^	262	259,660	1,564	—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $430,160)^	436	432,767	2,607	—
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, 3.250%, Maturity Date 04/01/32 (cost $122,500)	123	121,658	—	(842)
Denali Intermediate Holdings, Inc., Revolver Loan, —%(p), Maturity Date 05/31/32 (cost $638,545)^	645	637,843	—	(702)
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,816,506	16,506	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $4,048,935)	3,909	3,967,521	—	(81,414)
Jupiter Buyer, Inc., Initial Ddtl, 4.250%, Maturity Date 11/01/31 (cost $667,611)	670	674,027	6,416	—
Pinnacle Buyer, LLC, Delayed Draw Term Loan, 1.000%, Maturity Date 09/30/32 (cost $197,580)	198	198,158	578	—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $2,085,714)	2,086	2,070,071	—	(15,643)
		$10,580,558	$32,931	$(98,601)
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
14	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	$1,693,125	$18,072
Short Positions:
270	2 Year U.S. Treasury Notes	Mar. 2026	56,392,032	5,153
12	5 Year Euro-Bobl	Mar. 2026	1,628,296	753
1,474	5 Year U.S. Treasury Notes	Mar. 2026	161,794,539	(72,126)
7	10 Year Euro-Bund	Mar. 2026	1,049,502	887
219	10 Year U.S. Treasury Notes	Mar. 2026	24,822,281	(27,263)
61	20 Year U.S. Treasury Bonds	Mar. 2026	7,163,688	(59,037)
				(151,633)
				$(133,561)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/25	SSB	GBP	7,910	$10,351,357	$10,470,021	$118,664	$—
Euro,
Expiring 12/02/25	MSI	EUR	28,988	33,402,589	33,643,293	240,704	—
Expiring 12/02/25	SCB	EUR	5,228	6,060,869	6,068,076	7,207	—
				$49,814,815	$50,181,390	366,575	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/25	GSI	GBP	7,910	$10,559,795	$10,470,021	$89,774	$—
Expiring 01/09/26	SSB	GBP	7,910	10,351,354	10,470,050	—	(118,696)
Euro,
Expiring 12/02/25	MSI	EUR	34,216	39,904,958	39,711,369	193,589	—
Expiring 01/09/26	MSI	EUR	28,988	33,476,334	33,714,075	—	(237,741)
				$94,292,441	$94,365,515	283,363	(356,437)
						$649,938	$(356,437)
Credit default swap agreements outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	52,400	3.227%	$3,862,555	$4,411,100	$548,545
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	487,025	0.512%	10,731,186	11,901,910	1,170,724
					$14,593,741	$16,313,010	$1,719,269
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	BNP	12/22/25	11,600	$(46,075)	$—	$(46,075)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	12,000	(58,223)	—	(58,223)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	23,000	20,595	—	20,595
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	BNP	12/22/25	73,860	(32,255)	—	(32,255)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	113,000	(49,348)	—	(49,348)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	03/20/26	12,000	(48,720)	—	(48,720)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	BARC	03/20/26	48,300	(21,093)	—	(21,093)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	BNP	06/22/26	4,795	1,098	—	1,098
					$(234,021)	$—	$(234,021)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).